TAXES ON INCOME (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets (Note 21)	25,758	26,162
Provisions not currently deductible :
Allowance for loan and lease losses	10,844	10,086
Taxes and Social Security	1,319	1,875
Other provisions	2,388	2,249
Tax loss carryforwards	3,320	3,284
Deferred tax asset for excess tax-deductible goodwill	5,112	6,269
Other temporary differences	2,775	2,399
Deferred tax liabilities	19,362	19,070
Temporary differences related to leases	8,296	7,568
Pension plan prepaid assets	1,064	1,097
Gain on Redecard transaction	1,812	1,812
Other temporary differences that include intangibles obtained in business combinations	8,190	8,593
Deferred tax liabilities/assets, included in Other liabilities/assets	6,396	7,092